ACCOUNTS RECEIVABLE (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 2,093,000		$ 2,533,000	$ 1,027,000
Unbilled receivables	849,000		809,000	264,000
Accounts receivable, gross	2,942,000		3,342,000	1,291,000
Less allowance for doubtful accounts	(297,000)		(297,000)	(150,000)
Accounts receivable, net	2,645,000		3,045,000	1,141,000
Bad debt expense	$ 33,000	$ 30,000	$ 216,000	$ 297,000